INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014 Numbers	Mar. 31, 2013 Numbers
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	5	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	$ 339,265	$ 0
Gain on Disposition	339,265	0
Series One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain on Disposition	0	0
Series Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain on Disposition	0	0
Series Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	5	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	339,265	0
Gain on Disposition	339,265	0
Series Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain on Disposition	0	0
Series Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain on Disposition	0	0
Series Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain on Disposition	$ 0	$ 0